Leases - Lease Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2020
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	$ 1,645	$ 1,789
Additions	88	148
Depreciation	(216)	(254)
Derecognitions		(35)
Foreign exchange adjustments and other	(9)	(3)
Lease assets, ending balance	1,508	1,645
Lease assets	1,508	1,645
Painted Pony Energy Ltd
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets			$ 93
Product transportation and storage
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	1,038	1,166
Additions	48	17
Depreciation	(110)	(124)
Derecognitions		(20)
Foreign exchange adjustments and other	(2)	(1)
Lease assets, ending balance	974	1,038
Lease assets	974	1,038
Field equipment and power
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	379	317
Additions	36	121
Depreciation	(57)	(53)
Derecognitions		(5)
Foreign exchange adjustments and other	(4)	(1)
Lease assets, ending balance	354	379
Lease assets	354	379
Offshore vessels and equipment
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	128	182
Additions	0	7
Depreciation	(27)	(51)
Derecognitions		(10)
Foreign exchange adjustments and other	(2)	0
Lease assets, ending balance	99	128
Lease assets	99	128
Office leases and other
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	100	124
Additions	4	3
Depreciation	(22)	(26)
Derecognitions		0
Foreign exchange adjustments and other	(1)	(1)
Lease assets, ending balance	81	100
Lease assets	$ 81	$ 100